Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Interest-Bearing Deposits
NOTE 8 - INTEREST-BEARING DEPOSITS
Interest-bearing deposits as of December 31, 2021 and 2020 were as follows:

	2021	2020
Demand	$537,510	$410,139
Savings and Money markets	843,837	771,612
Certificates of Deposit:
$250 and over	55,011	70,989
Other	149,521	169,453
Individual Retirement Accounts	41,916	46,396

Total	$1,627,795	$1,468,589

Scheduled maturities of certificates of deposit, including IRAs at December 31, 2021 were as follows:

2022	$173,834
2023	45,195
2024	18,810
2025	3,829
2026	3,596
Thereafter	1,184

Total	$246,448

Deposits from the Company’s principal shareholders, officers, directors, and their affiliates at year-end 2021 and 2020 were $7,690 and $12,487, respectively.
As of December 31, 2021, CDs and IRAs totaling $58,367 met or exceeded the FDIC’s insurance limit of $250,000.

As of December 31, 2021, brokered deposits totaled $26,610.